Biological Assets (Details) - Schedule of Biological Assets - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Biological Assets (Details) - Schedule of Biological Assets [Line Items]
Biological assets	R$ 254,229	R$ 322,882
Current	216,924	264,976
Noncurrent	37,305	57,906
Food Cattle [Member]
Biological Assets (Details) - Schedule of Biological Assets [Line Items]
Biological assets	16,179	9,711
Production Cattle [Member]
Biological Assets (Details) - Schedule of Biological Assets [Line Items]
Biological assets	37,305	57,906
Grain Plantation [Member]
Biological Assets (Details) - Schedule of Biological Assets [Line Items]
Biological assets	47,226	67,358
Cotton Plantation [Member]
Biological Assets (Details) - Schedule of Biological Assets [Line Items]
Biological assets	41,096	15,347
Sugarcane Plantation [Member]
Biological Assets (Details) - Schedule of Biological Assets [Line Items]
Biological assets	R$ 112,423	R$ 172,560